[Citi Letterhead]
100 Summer Street
Suite 1500
Boston, MA 02110
Tel 617 824 1200
November 28, 2007
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	ICON Funds (the “Registrant”)
File Nos. 333-14927 and 811-7883
Ladies and Gentleman:
Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”) is Post-Effective Amendment No. 27 (“PEA No. 27”) to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 27 under the Investment Company Act of 1940, as amended. PEA No. 27 is being filed to add Class C and Class I shares to the ICON Asia-Pacific Region Fund and the ICON Europe Fund. These classes of shares have been issued previously for several of the Registrant’s other series and disclosure was most recently reviewed by the Staff on November 30, 2006.
Please direct any questions or comments regarding PEA No. 27 to Peter Kronberg at (617) 824-1436.
Sincerely,
/s/ Peter Kronberg
Peter Kronberg
Counsel
Citi Fund Services, Inc.
Sub-Administrator to the Trust
Attachments

cc:	Donald Salcito
Charles W. Lutter, Esq.